Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	BASIC MATERIALS — 8.9%
293,860	Algoma Steel Group, Inc.[1]	$1,863,072
252,960	Cleveland-Cliffs, Inc.*	4,075,186
161,974	Trinseo PLC	3,678,430
		9,616,688
	CONSUMER, CYCLICAL — 44.3%
95,930	Adient PLC*	3,327,812
71,705	Alaska Air Group, Inc.*	3,079,013
238,010	Dana, Inc.	3,601,091
324,880	Designer Brands, Inc. - Class A	3,177,326
102,890	Foot Locker, Inc.	3,888,213
387,490	Gap, Inc.	4,370,887
204,910	Hawaiian Holdings, Inc.*	2,102,377
81,080	M/I Homes, Inc.*	3,744,274
169,073	Macy's, Inc.	3,491,357
58,740	PVH Corp.	4,146,457
296,480	Sportsman's Warehouse Holdings, Inc.*	2,789,877
243,640	Stellantis N.V.[1]	3,459,688
106,730	Taylor Morrison Home Corp.*	3,239,256
92,640	Victoria's Secret & Co.*	3,314,659
		47,732,287
	CONSUMER, NON-CYCLICAL — 3.4%
94,590	United Natural Foods, Inc.*	3,661,579
	ENERGY — 18.7%
117,210	Delek U.S. Holdings, Inc.	3,164,670
78,050	HF Sinclair Corp.	4,050,015
303,920	Liberty Energy, Inc.	4,865,759
111,609	PBF Energy, Inc. - Class A	4,551,415
341,160	ProPetro Holding Corp.*	3,537,829
		20,169,688
	FINANCIAL — 4.1%
115,490	Ally Financial, Inc.	2,823,731
63,478	Argo Group International Holdings Ltd.[1]	1,640,906
		4,464,637
	INDUSTRIAL — 12.3%
28,130	Arrow Electronics, Inc.*	2,941,554
81,080	Avnet, Inc.	3,371,306
294,000	JELD-WEN Holding, Inc.*	2,837,100
126,032	Sterling Infrastructure, Inc.*	4,133,850
		13,283,810

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 3.8%
153,894	DXC Technology Co.*	$4,078,191
	Total Common Stocks
	(Cost $87,275,084)	103,006,880

Principal Amount
	SHORT-TERM INVESTMENTS — 6.3%
$6,829,547	UMB Bank Demand Deposit, 0.01%[2]	6,829,547
	Total Short-Term Investments
	(Cost $6,829,547)	6,829,547
	TOTAL INVESTMENTS — 101.8%
	(Cost $94,104,631)	109,836,427
	Liabilities in Excess of Other Assets — (1.8)%	(1,965,296)
	TOTAL NET ASSETS — 100.0%	$107,871,131

PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.